Deposits from the Central Bank and Deposits from credit institutions - Classification (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deposits
Other financial liabilities at fair value through profit or loss	$ 273,725	$ 178,265
Financial liabilities at amortized cost	864,266	890,284
Total financial liabilities	1,299,114	1,259,588
Deposits from the Central Bank and credit institutions
Deposits
Other financial liabilities at fair value through profit or loss	141,263	44,796
Financial liabilities at amortized cost	72,969	94,849
Total financial liabilities	$ 214,232	$ 139,645